Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income/(loss)	$ (8,845)	$ (16,704)	$ 403
Adjustments to reconcile net income to net cash used in operating activities
Depreciation and amortization	1,662	309	83
Deferred tax		12	19
Bad debt provision			5
Impairment of long-lived assets	887	135	40
Impairment on intangible assets	64
Loss on disposal of property and equipment	718
Share-based payment	1,060	14,457
Disposal of construction in progress		228
Changes in operating assets and liabilities
Accounts receivable	(366)	(1,122)	(49)
Cryptocurrencies	(37)	(83)
Deposits, prepayments and other current assets	797	(640)	(237)
Amount due from related parties		647	(573)
Accounts payable	(1,096)	1,213	45
Inventories	30	721	(851)
Operating lease right-of-use assets	(411)	(43)
Operating lease liabilities-current	176	17
Operating lease liabilities-non-current	209	27
Income tax payable		(36)	33
Advance from customers	(59)	69	(174)
Amount due to related parties	(29)	30	(7)
Other payables and accrued liabilities	278	(220)	228
Net cash used in operating activities	(4,962)	(983)	(1,035)
Cash flows from investing activities
Proceed from sale of property and equipment	60
Purchase of property and equipment	(1,872)	(3,970)	(325)
Changes in Stablecoin	(4,612)
Purchase of intangible assets			(434)
Net cash used in investing activities	(6,424)	(3,970)	(759)
Cash flows from financing activities
Reverse recapitalization	18,533
Proceeds from issuance of Preferred Shares		8,191	2,892
Net cash provided by financing activities	18,533	8,191	2,892
Effect of exchange rate changes	(409)	(61)	72
Net increase in cash and cash equivalents	6,738	3,177	1,170
Cash and cash equivalents at beginning of the year	4,477	1,300	130
Cash and cash equivalents at end of the year	11,215	4,477	1,300
Supplemental disclosure of non-cash financing activities:
Capital injection received using equipment			$ 158